UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21893

Nuveen Global Income Opportunities Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments
Nuveen Global Income Opportunities Fund (JGG)
September 30, 2014 (Unaudited)

Shares	Description (1)	Coupon		Ratings (2)	Value
	LONG-TERM INVESTMENTS - 142.3% (97.1% of Total Investments)
	$25 PAR (OR SIMILAR) RETAIL PREFERRED - 2.9% (2.0% of Total Investments)
	Banks - 1.5%
18,425	Citigroup Inc.	7.125%		BB+	$ 492,500
30,000	PNC Financial Services	6.125%		BBB-	819,300
20,000	Regions Financial Corporation	6.375%		BB-	489,800
	Total Banks				1,801,600
	Capital Markets - 0.4%
15,000	Morgan Stanley	7.125%		BB	403,650
	Consumer Finance - 0.4%
20,000	Discover Financial Services	6.500%		BB-	504,200
	Insurance - 0.6%
25,000	Hartford Financial Services Group Inc.	7.875%		BB+	739,750
	Total $25 Par (or similar) Retail Preferred (cost $3,424,811)				3,449,200

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	CORPORATE BONDS - 70.6% (48.1% of Total Investments)
	Aerospace & Defense - 0.9%
$ 325	Bombardier Inc., 144A	6.000%	10/15/22	BB-	$ 323,375
680	Exelis, Inc.	5.550%	10/01/21	BBB+	723,789
1,005	Total Aerospace & Defense				1,047,164
	Airlines - 0.6%
300	Air Canada, 144A	6.750%	10/01/19	BB	318,750
350	American Airlines Group Inc.	5.500%	10/01/19	B+	345,625
650	Total Airlines				664,375
	Auto Components - 1.4%
300	Allison Transmission Inc., 144A	7.125%	5/15/19	B+	314,250
400	American & Axle Manufacturing Inc.	6.625%	10/15/22	BB-	421,000
250	Gestamp Funding Luxembourg SA, 144A	5.625%	5/31/20	BB	252,500
300	Stackpole International Intermediate Company, 144A	7.750%	10/15/21	B+	301,500
350	TRW Automotive Inc., 144A	4.450%	12/01/23	BBB-	353,500
1,600	Total Auto Components				1,642,750
	Automobiles - 0.5%
200 EUR	Fiat Finance & Trade SA	7.000%	3/23/17	BB-	277,240
275	General Motors Financial Company Inc.	4.250%	5/15/23	BBB-	276,031
	Total Automobiles				553,271
	Banks - 8.9%
880	Bank of America Corporation	4.000%	4/01/24	A	889,170
885	Bank of America Corporation	4.200%	8/26/24	BBB+	877,347
535	CIT Group Inc.	5.000%	8/01/23	BB	530,988
550	Citigroup Inc.	4.500%	1/14/22	A	589,702
515	General Electric Capital Corporation	6.875%	1/10/39	AA+	693,131
500	HSBC Holdings PLC	6.375%	9/17/64	BBB	499,375
285	HSBC Holdings PLC	6.800%	6/01/38	A+	365,588
545	JPMorgan Chase & Company	6.400%	5/15/38	A+	685,908
1,320	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	1,386,660
475	Nordea Bank AB, 144A	6.125%	9/23/64	BBB	465,500
355	Royal Bank of Scotland Group PLC	6.100%	6/10/23	BBB-	374,842
250 EUR	Royal Bank of Scotland Group PLC	5.500%	11/29/49	B+	304,079
400	Santander UK PLC, 144A	5.000%	11/07/23	A-	419,662
740	Societe Generale, 144A	5.000%	1/17/24	BBB+	744,987
445	Standard Chartered PLC, 144A	5.700%	3/26/44	A+	470,267
1,000	State Bank of India London, 144A	3.622%	4/17/19	BBB-	1,014,815
340	Wells Fargo & Company	3.450%	2/13/23	A+	334,098
	Total Banks				10,646,119
	Building Products - 0.8%
250	Hardwoods Acquisition Inc., 144A	7.500%	8/01/21	B	246,250
645	Owens Corning Incorporated	4.200%	12/15/22	BBB-	656,442
895	Total Building Products				902,692
	Capital Markets - 2.9%
1,210	Goldman Sachs Group, Inc.	6.000%	6/15/20	A	1,390,084
1,000	Goldman Sachs Group, Inc.	5.250%	7/27/21	A	1,108,602
300	Lazard Group LLC	4.250%	11/14/20	BBB+	313,626
250	Morgan Stanley	3.750%	2/25/23	A	249,675
450	Morgan Stanley	4.350%	9/08/26	BBB+	442,268
3,210	Total Capital Markets				3,504,255
	Chemicals - 2.9%
300	Eagle Spinco Inc.	4.625%	2/15/21	BB	288,000
745	Eastman Chemical Company	3.600%	8/15/22	BBB	750,798
300	Ineos Group Holdings SA, 144A	6.125%	8/15/18	B-	299,250
600	Mexichem SAB de CV, 144A	4.875%	9/19/22	BBB	612,000
1,000	Office Cherifien Des Phosphates SA, 144A	5.625%	4/25/24	BBB-	1,040,200
300	PolyOne Corporation	5.250%	3/15/23	BB	291,000
225	Taminco Global Chemical Corporation, 144A	9.750%	3/31/20	B-	247,781
3,470	Total Chemicals				3,529,029
	Commercial Services & Supplies - 1.5%
200	ABX Group Inc.	6.375%	12/01/19	Ba3	193,500
300	ADT Corporation	6.250%	10/15/21	BBB-	310,500
250	Casella Waste Systems Inc.	7.750%	2/15/19	CCC+	250,625
300	Clean Harbors Inc.	5.250%	8/01/20	BB+	300,000
235 EUR	Europcar Groupe SA, 144A	11.500%	5/15/17	B-	339,796
375	R.R. Donnelley & Sons Company	7.625%	6/15/20	BB	412,500
	Total Commercial Services & Supplies				1,806,921
	Computers & Peripherals - 0.3%
300	NCR Corporation	6.375%	12/15/23	BB	314,250
	Construction Materials - 0.2%
300	Norbord Inc., 144A	5.375%	12/01/20	Ba2	290,250
	Consumer Finance - 0.2%
195	First Data Corporation	6.750%	11/01/20	BB-	206,700
	Containers & Packaging - 0.5%
300	Ball Corporation	4.000%	11/15/23	BB+	279,000
350 CAD	Cascades Inc., 144A	5.500%	7/15/21	Ba3	305,482
	Total Containers & Packaging				584,482
	Diversified Consumer Services - 0.8%
230	Nine West Holdings Incorporated, 144A	8.250%	3/15/19	CCC	193,200
500 GBP	Twinkle Pizza Holdings PLC, 144A	6.625%	8/01/21	B	788,690
	Total Diversified Consumer Services				981,890
	Diversified Financial Services - 0.6%
300	Fly Leasing Limited, (WI/DD)	6.750%	12/15/20	BB	312,000
350	Nationstar Mortgage LLC Capital Corporation	7.875%	10/01/20	B+	353,500
650	Total Diversified Financial Services				665,500
	Diversified Telecommunication Services - 2.2%
450	AT&T, Inc.	5.550%	8/15/41	A	488,853
375	CyrusOne LP Finance	6.375%	11/15/22	B+	391,875
595	Qwest Corporation	6.750%	12/01/21	BBB-	682,101
555	Verizon Communications	5.150%	9/15/23	A-	614,590
200	Verizon Communications	6.550%	9/15/43	A-	249,878
200	Windstream Corporation	6.375%	8/01/23	BB	193,000
2,375	Total Diversified Telecommunication Services				2,620,297
	Electric Utilities - 0.9%
485	Constellation Energy Group	5.150%	12/01/20	BBB+	536,972
225	Intergen NV, 144A	7.000%	6/30/23	B+	216,563
300	RJS Power Holdings LLC, 144A	5.125%	7/15/19	BB-	297,000
1,010	Total Electric Utilities				1,050,535
	Electronic Equipment, Instruments & Components - 0.3%
350	Anixter Inc.	5.125%	10/01/21	BB+	345,625
	Energy Equipment & Services - 3.0%
820	Ensco PLC	4.700%	3/15/21	BBB+	860,999
350	Hercules Offshore LLC, 144A	7.500%	10/01/21	B	281,750
675	Nabors Industries Inc.	4.625%	9/15/21	BBB	725,452
290	Offshore Group Investment Limited	7.500%	11/01/19	B-	268,975
600	Origin Energy Finance Limited, 144A	3.500%	10/09/18	BBB	615,021
300	Seventy Seven Energy Inc., 144A	6.500%	7/15/22	B	294,750
420	Weatherford International PLC	7.000%	3/15/38	BBB-	496,587
3,455	Total Energy Equipment & Services				3,543,534
	Food Products - 0.7%
500	BRF Brasil Foods SA, 144A	4.750%	5/22/24	BBB-	492,500
300	JBS Investments GmbH, 144A	7.250%	4/03/24	BB	306,000
800	Total Food Products				798,500
	Gas Utilities - 0.3%
375	AmeriGas Finance LLC	7.000%	5/20/22	Ba2	392,813
	Health Care Equipment & Supplies - 0.2%
250	Tenet Healthcare Corporation	4.375%	10/01/21	Ba2	239,375
	Health Care Providers & Services - 0.3%
350	Mallinckrodt International Finance SA, 144A	5.750%	8/01/22	BB-	352,625
	Hotels, Restaurants & Leisure - 0.6%
300	1011778 BC ULC/NEW RED FINANCE INC., 144A, (WI/DD)	6.000%	4/01/22	B-	298,125
200	Shearer’s Foods LLC, 144A	9.000%	11/01/19	B1	217,500
250	Wynn Macau Limited, 144A	5.250%	10/15/21	BB	241,250
750	Total Hotels, Restaurants & Leisure				756,875
	Household Durables - 0.3%
300	Brookfield Residential Properties Inc., 144A	6.500%	12/15/20	BB-	311,250
	Household Products - 0.7%
865	Macys Retail Holdings Inc.	3.875%	1/15/22	BBB+	901,076
	Independent Power & Renewable Electricity Producers - 0.5%
300	Dynegy Inc.	5.875%	6/01/23	B+	279,750
300	GenOn Energy Inc.	9.500%	10/15/18	B	312,000
600	Total Independent Power & Renewable Electricity Producers				591,750
	Industrial Conglomerates - 1.0%
800	Alfa SAB de CV, 144A	5.250%	3/25/24	BBB-	853,200
300	Stena AB, 144A	7.000%	2/01/24	BB	312,000
1,100	Total Industrial Conglomerates				1,165,200
	Insurance - 2.8%
750	AFLAC Insurance	6.450%	8/15/40	A	936,170
495	Genworth Holdings Inc.	4.800%	2/15/24	BBB-	507,830
385	Liberty Mutual Group Inc., 144A	4.950%	5/01/22	BBB	414,488
885	Symetra Financial Corporation	4.250%	7/15/24	BBB+	889,358
510	UnumProvident Corporation	5.625%	9/15/20	BBB	580,338
3,025	Total Insurance				3,328,184
	Machinery - 1.2%
1,000	Eaton Corporation	4.150%	11/01/42	A-	953,043
425	Terex Corporation	6.000%	5/15/21	BB	442,000
1,425	Total Machinery				1,395,043
	Media - 3.8%
300	Altice S.A, 144A	7.750%	5/15/22	B	309,750
300	CCO Holdings LLC Finance Corporation	5.750%	9/01/23	BB-	298,500
325	Cequel Communication Holdings I, 144A	5.125%	12/15/21	B-	310,781
720	Comcast Corporation	6.400%	5/15/38	A-	918,398
620	DIRECTV Holdings LLC	3.800%	3/15/22	BBB	630,149
300	Gannett Company Inc., 144A	5.125%	7/15/20	BB+	300,750
555	News America Holdings Inc.	6.650%	11/15/37	BBB+	695,682
400	Numericable Group SA, 144A	6.000%	5/15/22	Ba3	403,000
200	Sinclair Television Group	6.375%	11/01/21	B+	204,500
300	Sirius XM Radio Inc., 144A	5.750%	8/01/21	BB	301,500
250 CAD	Videotron Limited, 144A	5.625%	6/15/25	BB	224,898
	Total Media				4,597,908
	Metals & Mining - 5.5%
975	Alcoa Inc.	5.400%	4/15/21	BBB-	1,032,505
200	Anglogold Holdings PLC	6.500%	4/15/40	Baa3	193,116
485	ArcelorMittal	6.750%	2/25/22	BB+	520,769
720	Cliffs Natural Resources Inc.	4.800%	10/01/20	BBB-	558,000
300	Coeur d’Alene Mines Corporation, Convertible Bond	7.875%	2/01/21	B+	281,250
350	Eldorado Gold Corporation, 144A	6.125%	12/15/20	BB	347,375
230	First Quantum Minerals Limited, 144A	6.750%	2/15/20	BB	232,300
300	FMG Resources, 144A	8.250%	11/01/19	BB+	310,125
640	Freeport McMoRan, Inc.	3.550%	3/01/22	BBB	625,373
400	Imperial Metals Corporation, 144A	7.000%	3/15/19	B3	376,000
700	Newmont Mining Corporation	3.500%	3/15/22	BBB	649,044
350	Steel Dynamics, Inc., 144A	5.125%	10/01/21	BB+	355,250
320	Teck Resources Limited	6.250%	7/15/41	BBB	325,232
300	Tupy S/A, 144A	6.625%	7/17/24	BB	305,250
285	Vale Overseas Limited	6.875%	11/10/39	A-	323,569
200	Vedanta Resources PLC, 144A	6.000%	1/31/19	BB	202,000
6,755	Total Metals & Mining				6,637,158
	Multiline Retail - 0.2%
300	J.C. Penney Company Inc.	8.125%	10/01/19	Caa2	292,500
	Oil, Gas & Consumable Fuels - 10.5%
165	Anadarko Petroleum Corporation	6.200%	3/15/40	BBB-	201,815
350	Antero Resources Finance Corporation, 144A	5.125%	12/01/22	BB	340,375
875	Apache Corporation	4.250%	1/15/44	A-	810,808
200 CAD	Athabasca Oil Corporation, 144A	7.500%	11/19/17	B	180,365
350	Atlas Pipeline LP Finance	5.875%	8/01/23	B+	342,125
375	Bill Barrett Corporation	7.000%	10/15/22	B2	372,188
250	Bonanza Creek Energy Inc.	5.750%	2/01/23	B-	240,000
1,000	CNPC General Capital Limited, 144A	3.400%	4/16/23	A+	955,020
200	Concho Resources Inc.	5.500%	10/01/22	BB+	206,000
300	EnQuest PLC, 144A	7.000%	4/15/22	B	282,938
400	Key Energy Services Inc.	6.750%	3/01/21	BB-	385,000
400	Linn Energy LLC Finance Corporation	6.250%	11/01/19	B1	390,500
300	Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B-	299,250
350	MEG Energy Corportation, 144A	7.000%	3/31/24	BB	362,250
250	Murphy Oil USA Inc.	6.000%	8/15/23	BB	260,625
200	Niska Gas Storage Canada ULC Finance Corporation, 144A	6.500%	4/01/19	B	175,000
300	Oasis Petroleum Inc.	6.875%	3/15/22	B+	316,500
350 CAD	Paramount Resources Limited, 144A	7.625%	12/04/19	B	330,484
230	PetroBakken Energy Limited, 144A	8.625%	2/01/20	B-	227,700
900	Petrobras Global Finance BV	6.250%	3/17/24	Baa1	942,867
210	Petrobras International Finance Company	5.375%	1/27/21	Baa1	212,272
250	Range Resources Corporation	5.000%	8/15/22	BB	255,625
300	Rose Rock Midstream LP / Rose Rock Finance Corporation, 144A	5.625%	7/15/22	B1	297,000
1,000	Rowan Companies Inc.	4.875%	6/01/22	BBB-	1,038,868
250	Sabine Pass Liquefaction LLC	5.625%	2/01/21	BB+	256,875
350	Sandridge Energy Inc.	8.125%	10/15/22	B2	349,563
250	Seadrill Limited, 144A	6.625%	9/15/20	N/R	233,250
2,000 NOK	Ship Finance International Limited	6.730%	10/19/17	N/R	322,192
250	Targa Resources Inc.	4.250%	11/15/23	BB+	240,000
700	Thai Oil PCL, 144A	3.625%	1/23/23	Baa1	674,955
765	Transocean Inc.	3.800%	10/15/22	BBB-	702,109
350	Ultra Petroleum Corporation, 144A	6.125%	10/01/24	BB	334,250
	Total Oil, Gas & Consumable Fuels				12,538,769
	Paper & Forest Products - 1.3%
715	Domtar Corporation	4.400%	4/01/22	BBB-	728,006
720	Domtar Corporation	6.750%	2/15/44	BBB-	784,757
1,435	Total Paper & Forest Products				1,512,763
	Personal Products - 0.3%
300	Albea Beauty Holdings SA, 144A	8.375%	11/01/19	B+	319,875
	Pharmaceuticals - 0.8%
400	AbbVie Inc.	2.900%	11/06/22	A	382,449
300	Endo Finance Company, 144A	7.000%	12/15/20	B+	313,500
315	VP Escrow Corporation, 144A	6.375%	10/15/20	B1	323,663
1,015	Total Pharmaceuticals				1,019,612
	Real Estate Investment Trust (REIT) - 4.2%
870	American Tower Company	5.000%	2/15/24	BBB	911,867
475	ARC Property Operating Partnership LP, Clark Acquisition LLC, 144A	4.600%	2/06/24	BBB-	483,555
1,000	CommomWealth REIT	5.875%	9/15/20	BBB-	1,078,287
480	HCP Inc.	3.750%	2/01/19	BBB+	505,585
1,000	Liberty Property Trust	3.375%	6/15/23	Baa1	970,332
1,000	Senior Housing Properties Trust	6.750%	4/15/20	BBB-	1,137,878
4,825	Total Real Estate Investment Trust (REIT)				5,087,504
	Real Estate Management & Development - 0.6%
350	Country Garden Holding Company, 144A	11.125%	2/23/18	BB+	377,580
200	Gemdale International Investment Limited	7.125%	11/16/17	Ba3	202,500
200	Kaisa Group Holdings Limited, 144A	8.875%	3/19/18	BB-	202,500
750	Total Real Estate Management & Development				782,580
	Road & Rail - 0.2%
265	Hertz Corporation	7.375%	1/15/21	B	279,575
	Semiconductors & Semiconductor Equipment - 0.3%
325	Micron Technology, Inc., 144A	5.875%	2/15/22	BB	336,375
	Software - 0.7%
250	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	240,000
565	Computer Sciences Corporation	4.450%	9/15/22	BBB+	572,063
815	Total Software				812,063
	Specialty Retail - 0.6%
415	Swiss Re Treasury US Corporation, 144A	4.250%	12/06/42	AA-	403,401
350	The Men’s Warehouse Inc., 144A	7.000%	7/01/22	B2	353,500
765	Total Specialty Retail				756,901
	Tobacco - 0.8%
1,030	Reynolds American Inc.	3.250%	11/01/22	Baa2	993,831
	Wireless Telecommunication Services - 2.8%
350	Digicel Limited, 144A	7.000%	2/15/20	B1	360,500
1,000	ENTEL Chile SA, 144A	4.750%	8/01/26	BBB+	997,581
400	Frontier Communications Corporation	8.500%	4/15/20	BB	444,000
350	Frontier Communications Corporation	6.250%	9/15/21	BB	346,500
200	Millicom International Cellular SA, 144A	6.625%	10/15/21	BB+	207,500
275	Softbank Corporation, 144A	4.500%	4/15/20	BB+	274,312
400	Sprint Nextel Corporation	7.000%	3/01/20	BB+	437,500
300	Wind Acquisition Finance SA>, 144A	4.750%	7/15/20	BB	288,000
3,275	Total Wireless Telecommunication Services				3,355,893
55,430	Total Corporate Bonds (cost $85,339,091)				84,455,637

Principal
Amount (000)/
Shares (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 5.7% (3.9% of Total Investments)
	Banks - 2.9%
$ 690 EUR	Barclays PLC	6.500%	N/A (4)	BB+	$ 837,080
1,100	General Electric Capital Corporation	7.125%	N/A (4)	A+	1,273,250
1,400	Wachovia Capital Trust III	5.570%	N/A (4)	BBB	1,356,250
	Total Banks				3,466,580
	Capital Markets - 0.2%
200 EUR	Baggot Securities Limited, 144A	10.240%	N/A (4)	NA	267,767
	Diversified Financial Services - 0.4%
355	Rabobank Nederland, 144A	11.000%	N/A (4)	Baa1	469,488
	Electric Utilities - 0.3%
360	Electricite de France, 144A	5.250%	N/A (4)	A3	365,850
	Insurance - 1.7%
570	Catlin Insurance Company Limited	7.249%	N/A (4)	BBB+	587,100
250	Genworth Financial Inc.	6.150%	11/15/66	Ba1	220,000
355	Lincoln National Corporation	6.050%	4/20/67	BBB	362,988
305	Prudential Financial Inc.	5.200%	3/15/44	BBB+	307,096
530	ZFS Finance USA Trust V	6.500%	5/09/37	A	569,750
2,010	Total Insurance				2,046,934
	Oil, Gas & Consumable Fuels - 0.2%
250	Odebrecht Oil and Gas Finance	7.000%	N/A (4)	BBB-	243,750
	Total $1,000 Par (or similar) Institutional Preferred (cost $7,033,229)				6,860,369

Principal
Amount (000) (3)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	SOVEREIGN DEBT - 57.7% (39.4% of Total Investments)
	Bermuda - 0.8%
$ 900	Bermuda Government, 144A	5.603%	7/20/20	AA-	$ 985,500
	Brazil - 2.3%
1,000	Federative Republic of Brazil	2.625%	1/05/23	Baa2	900,000
5200 BRL	Letra De Tesouro Nacional de Brazil	0.000%	1/01/16	BBB+	1,840,529
	Total Brazil				2,740,529
	Costa Rica - 0.3%
400	Republic of Costa Rica, 144A	7.000%	4/04/44	Ba1	402,000
	Germany - 4.3%
640 EUR	Deutschland Republic	1.750%	2/15/24	Aaa	873,101
2,960 EUR	Deutschland Republic	2.500%	8/15/46	Aaa	4,295,685
	Total Germany				5,168,786
	Greece - 1.0%
980 EUR	Hellenic Republic	4.750%	4/17/19	B	1,226,080
	Indonesia - 2.1%
1,300	Republic of Indonesia, 144A	5.875%	3/13/20	Baa3	1,425,125
900 EUR	Republic of Indonesia, 144A	2.875%	7/08/21	Baa3	1,148,113
	Total Indonesia				2,573,238
	Malaysia - 2.3%
9,250 MYR	Republic of Malaysia	3.172%	7/15/16	A	2,812,169
	Mexico - 15.5%
41,750 MXN	Mexico Bonos de DeSarrollo	7.750%	12/14/17	A	3,386,256
85,800 MXN	Mexico Bonos de DeSarrollo	4.750%	6/14/18	A	6,345,373
65,300 MXN	Mexico Bonos de DeSarrollo	8.000%	12/07/23	A	5,506,734
40,100 MXN	Mexico Bonos de DeSarrollo	7.750%	11/13/42	A	3,270,823
	Total Mexico				18,509,186
	Norway - 2.2%
15,000 NOK	Norwegian Government Bond	4.500%	5/22/19	AAA	2,621,402
	Poland - 6.4%
6,850 PLN	Republic of Poland	2.500%	7/25/18	A	2,087,765
5,400 PLN	Republic of Poland	3.250%	7/25/19	A	1,695,906
2,800 PLN	Republic of Poland	5.750%	9/23/22	A	1,016,967
8,900 PLN	Republic of Poland	4.000%	10/25/23	A	2,901,832
	Total Poland				7,702,470
	Romania - 0.4%
400	Republic of Romania, 144A	6.125%	1/22/44	BBB-	459,635
	South Africa - 8.6%
62,000 ZAR	Republic of South Africa	7.250%	1/15/20	BBB+	5,373,892
43,000 ZAR	Republic of South Africa	6.750%	3/31/21	Baa1	3,590,883
12,800 ZAR	Republic of South Africa	10.500%	12/21/26	BBB+	1,320,234
	Total South Africa				10,285,009
	South Korea - 5.2%
6,500,000 KRW	South Korea Monetary Stability Bond	2.840%	12/02/14	AA	6,166,361
	Sweden - 1.2%
8,500 SEK	Republic of Sweden	3.500%	6/01/22	AAA	1,378,018
	Turkey - 0.9%
1,000	Republic of Turkey, Government Bond	6.250%	9/26/22	Baa3	1,100,000
	United Kingdom - 4.2%
1,500 GBP	United Kingdom Gilt	3.750%	9/07/20	Aa1	2,679,834
1,300 GBP	United Kingdom, Treasury Bill	3.750%	9/07/19	AAA	2,306,063
	Total United Kingdom				4,985,897
	Total Sovereign Debt (cost $75,996,537)				69,116,280

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 5.4% (3.7% of Total Investments)
$ 703	Banc of America Alternative Loan Trust, Pass Through Certificates, Series 2006-6	6.000%	6/25/46	Caa3	$ 582,140
750	CarFinance Capital Auto Trust, Automobile Receivables-Backed Notes, Series 2013-1, 144A	3.450%	3/15/19	Baa1	758,422
495	Countrywide Asset Backed Certificates, Series 2007-4 A2	5.530%	4/25/47	Caa1	482,519
355	Countrywide Home Loans Mortgage, Series 2005-27	5.500%	12/25/35	Caa1	336,036
3,850	Fannie Mae TBA Mortgage Pool, (WI/DD)	3.000%	TBA	N/R	3,795,258
500	New Residential Advance Receivables Trust 2014-T1	6.520%	3/15/45	N/R	497,500
$ 6,653	Total Asset-Backed and Mortgage-Backed Securities (cost $6,474,267)				6,451,875
	Total Long-Term Investments (cost $178,267,935)				170,333,361

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 4.2% (2.9% of Total Investments)
$ 5,067	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $5,066,542, collateralized by $5,185,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $5,172,038	0.000%	10/01/14		$ 5,066,542
	Total Short-Term Investments (cost $5,066,542)				5,066,542
	Total Investments (cost $183,334,477) - 146.5%				175,399,903
	Borrowings - (46.8)% (5), (6)				(56,000,000)
	Other Assets Less Liabilities - 0.3% (7)				300,542
	Net Assets - 100%				$ 119,700,445

Investments in Derivatives as of June 30, 2014

Forward Foreign Currency Exchange Contracts outstanding:

						Unrealized
		Amount	In Exchange For	Amount	Settlement	Appreciation
Counterparty	Currency Contracts to Deliver	(Local Currency)	Currency	(Local Currency)	Date	(Depreciation) (7)
Bank of America	Brazilian Real	12,000,000	U.S. Dollar	5,328,597	10/02/14	$ 426,135
Bank of America	Brazilian Real	10,500,000	U.S. Dollar	4,667,704	10/02/14	378,050
Bank of America	Brazilian Real	10,200,000	U.S. Dollar	4,534,543	10/02/14	367,450
Bank of America	Brazilian Real	16,170,000	U.S. Dollar	6,724,695	10/02/14	118,632
Barclays	Polish Zoty	13,425,000	U.S. Dollar	4,223,690	10/29/14	174,510
Barclays	U.S. Dollar	99,477	Polish Zoty	330,000	10/29/14	56
BNP Paribas	South Korean Won	9,000,000,000	U.S. Dollar	8,815,535	10/06/14	291,193
BNP Paribas	South Korean Won	9,000,000,000	U.S. Dollar	8,517,485	10/29/14	18,600
BNP Paribas	U.S. Dollar	8,526,765	South Korean Won	9,000,000,000	10/06/14	(2,423)
Citibank N.A.	Canadian Dollar	9,800,000	U.S. Dollar	8,986,456	10/08/14	237,524
Citibank N.A.	Canadian Dollar	9,600,000	U.S. Dollar	8,729,892	10/08/14	159,509
Citibank N.A.	Euro	1,400,000	U.S. Dollar	1,767,109	10/29/14	(1,468)
Citibank N.A.	British Pound Sterling	3,300,000	U.S. Dollar	5,373,654	10/31/14	25,204
Citibank N.A.	Mexican Peso	53,000,000	U.S. Dollar	4,040,188	10/17/14	98,074
Citibank N.A.	Swedish Krona	9,220,000	U.S. Dollar	1,336,676	10/29/14	59,098
Citibank N.A.	U.S. Dollar	90,353	Canadian Dollar	100,000	10/08/14	(1,078)
Citibank N.A.	U.S. Dollar	8,791,209	Canadian Dollar	9,800,000	10/08/14	(42,276)
Citibank N.A.	U.S. Dollar	1,893,884	Euro	1,490,000	10/29/14	(11,612)
Citibank N.A.	U.S. Dollar	6,574,205	Euro	5,124,000	10/29/14	(101,210)
Citibank N.A.	U.S. Dollar	2,922,003	Australian Dollar	3,150,000	10/29/14	(169,284)
Citibank N.A.	U.S. Dollar	8,073,840	British Pound Sterling	4,800,000	10/31/14	(294,277)
Citibank N.A.	U.S. Dollar	8,736,832	British Pound Sterling	5,200,000	10/31/14	(308,972)
Credit Suisse	Brazilian Real	4,520,000	U.S. Dollar	1,840,991	10/30/14	8,253
Credit Suisse	Mexican Peso	118,000,000	U.S. Dollar	8,726,842	10/29/14	(42,602)
Credit Suisse	Malaysian Ringgit	14,000,000	U.S. Dollar	4,394,914	10/14/14	132,267
Credit Suisse	Norwegian Krone	21,430,000	U.S. Dollar	3,468,760	10/29/14	136,360
Credit Suisse	U.S. Dollar	1,855,501	Brazilian Real	4,520,000	10/02/14	(8,907)
Credit Suisse	U.S. Dollar	6,901,996	Brazilian Real	16,000,000	10/02/14	(365,381)
Credit Suisse	U.S. Dollar	6,137,726	Malaysian Ringgit	19,653,000	10/14/14	(153,883)
Credit Suisse	U.S. Dollar	328,968	Norwegian Krone	2,100,000	10/29/14	(2,415)
Credit Suisse	U.S. Dollar	5,806,306	Mexican Peso	77,250,000	10/29/14	(65,293)
Goldman Sachs	U.S. Dollar	5,292,281	British Pound Sterling	3,240,000	10/29/14	(40,984)
Goldman Sachs	U.S. Dollar	5,268,738	Indian Rupee	323,000,000	10/29/14	(76,189)
JPMorgan	Indian Rupee	41,000,000,000	U.S. Dollar	3,398,259	10/22/14	58,307
JPMorgan	South Korean Won	6,504,000,000	U.S. Dollar	6,342,581	10/23/14	195,932
JPMorgan	U.S. Dollar	3,471,046	Indian Rupee	41,000,000,000	10/22/14	(131,094)
JPMorgan	U.S. Dollar	127,905	South African Rand	1,450,000	10/29/14	42
JPMorgan	U.S. Dollar	3,520,809	South African Rand	39,000,000	10/29/14	(79,440)
JPMorgan	U.S. Dollar	5,405,113	South African Rand	60,000,000	10/29/14	(110,700)
JPMorgan	South African Rand	120,000,000	U.S. Dollar	11,082,379	10/29/14	493,552
JPMorgan	South African Rand	49,500,000	U.S. Dollar	4,392,960	10/29/14	25,068
Morgan Stanley	Canadian Dollar	1,435,000	U.S. Dollar	1,293,100	10/29/14	12,646
Nomura International	U.S. Dollar	12,340,574	Brazilian Real	28,350,000	10/02/14	(758,509)
						$ 648,465

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (8)	Date	(Depreciation) (7)
JPMorgan	$ 22,469,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$ 364,605
JPMorgan	22,469,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	564,227
JPMorgan	2,000,000	Receive	3-Month USD-LIBOR-BBA	2.078	Semi-Annually	2/19/13	2/19/23	60,370
Morgan Stanley	11,000,000	Receive	3-Month USD-LIBOR-BBA	2.095	Semi-Annually	3/19/13	3/19/23	341,469
Morgan Stanley	3,000,000	Receive	3-Month USD-LIBOR-BBA	2.055	Semi-Annually	3/22/13	3/22/23	103,158
	$ 60,938,000							$ 1,433,829

Future Contracts outstanding:

						Unrealized
				Notional	Notional	Appreciation
	Contract	Number of	Contract	Amount at Value	Amount at Value	(Depreciation)
Description	Position	Contracts	Expiration	(Local Currency)	(Base Currency)*	(U.S. Dollars)
5-Year U.S. Treasury Note	Short	(108)	12/14	(12,771,844) USD	$(12,771,844)	$ 38,757
10-Year U.S. Treasury Note	Short	(16)	12/14	(1,994,250) USD	(1,994,250)	14,442
90-Day Eurodollar	Short	(159)	6/16	(39,088,162) USD	(39,088,162)	44,250
Euro-Bund	Long	80	12/14	11,976,000 EUR	15,126,292	102,857
Long U.S. Treasury Bond	Long	12	12/14	1,654,875 USD	1,654,875	4,784
Ultra Long U.S. Treasury Bond	Short	(19)	12/14	(2,897,500) USD	(2,897,500)	42,260
					$(39,970,589)	$247,350

*               Total aggregate Notional Amount at Value of long and short positions were $16,781,167 and $(56,751,756), respectively.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
$25 Par (or similar) Retail Preferred	$3,449,200	$ –	$ –	$ 3,449,200
Corporate Bonds	–	84,455,637	–	84,455,637
$1,000 Par (or similar) Institutional Preferred	–	6,860,369	–	6,860,369
Sovereign Debt	–	69,116,280	–	69,116,280
Asset-Backed and Mortgage-Backed Securities	–	6,451,875	–	6,451,875
Short-Term Investments:
Repurchase Agreements	–	5,066,542	–	5,066,542
Investments in Derivatives:
Forward Foreign Currency Exchange Contracts*	–	648,465	–	648,465
Interest Rate Swaps*	–	1,433,829	–	1,433,829
Futures Contracts*	247,350	–	–	247,350
Total	$3,696,550	$174,032,997	$ –	$ 177,729,547

*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the amortization of premium, recognition of unrealized gain or loss for tax (mark-to-market) for certain foreign currency contracts, and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $184,436,929.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
Appreciation				$ 1,464,191
Depreciation				(10,501,217)

Net unrealized appreciation (depreciation) of investments				$ (9,037,026)

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(4)	Perpetual security. Maturity date is not applicable.

(5)	Borrowings as a percentage of Total Investments is 31.9%.

(6)

The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(7)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of certain derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

N/A	Not applicable.

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

BRL	Brazilian Real

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound Sterling

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

USD	United States Dollar

ZAR	South African Rand

USD-LIBOR-BBA	United States Dollar-London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Global Income Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014